UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22819

ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor, New York, New York 10036
(Address of principal executive offices)               (Zip code)

ETFis Series Trust I c/o Corporation Service Company, 2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Table of Contents
July 31, 2016

Shareholder Letter (unaudited)
July 31, 2016

Dear Reaves Utilities ETF Shareholder:

I am pleased to present the first annual report for the Reaves Utilities ETF (NASDAQ: UTES), a series within the ETFis Series Trust I. The report provides financial statements and portfolio information for the Fund from its inception on September 23, 2015 through July 31, 2016. The report also contains commentary from the Fund’s subadviser, Reaves Asset Management, on how the Fund performed relative to the markets in which it invests.

UTES is an actively-managed ETF offering exposure to equity securities of companies in the utility sector. From September 23, 2015 through July 31, 2016, the Fund’s net asset value (NAV) grew 30.85%, compared with the 27.79% return of the S&P 500® Utilities Index, which serves as a benchmark for the utilities sector.

On behalf of the investment professionals at Reaves Asset Management, I thank you for your investment. For more information about the Fund, including daily portfolio updates, please visit the Fund’s website, www.ReavesETFs.com. If you have any questions, please contact your financial advisor, or call 1-888-383-0553.

Sincerely,

William Smalley
President
ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Summary (unaudited)
July 31, 2016

Reaves Utilities ETF

Management’s Discussion of Operations

Overview

The Reaves Utilities ETF (“the Fund”) launched on September 23, 2015 under the ticker symbol, UTES. The Fund seeks to provide investors a superior risk-adjusted total return, characterized by consistently growing earnings and a rising stream of income. The Fund is an actively managed portfolio of utility companies.

The Fund focuses on the utilities sector because, relative to other U. S. companies, the businesses are very stable, resistant to the business cycle and have a long history of providing steady earnings growth and a meaningful and consistent dividend payout. Many companies in the sector have paid a dividend continuously for over fifty years. The manager, Reaves Asset Management, was founded in 1961 and has been investing in the utilities sector on behalf of advisory clients since 1977. They believe that the regulatory complexity of the sector offers an experienced active manager the opportunity to outperform a comparable passively invested portfolio on a risk-adjusted basis.

Companies in the utilities sector are typically involved in the transmission and distribution of electricity, natural gas and water. They also may be involved in the generation of wholesale electricity which, while regulated by the Federal Energy Regulatory Commission, may be subject to market-based risks.

Update

Owing to the September launch of the Fund, the fiscal year ended July 31, 2016 included 10 months and five business days of operations. During that time, the Fund paid its first three dividend distributions and delivered a 30.84% total return, based on market price, vs. 27.79% for its benchmark, the S&P Utilities index.

A strong bond market rally exerted a meaningful influence on the Fund’s nominal return over the period, as the U. S. ten-year Treasury bond yield fell from 2.5% to 1.6%. The leading contributors to the outperformance relative to the benchmark were American Water Works and Atmos Energy, a gas distribution company. Both companies continue to grow their earnings at levels meaningfully above the industry average. American Water Works had the additional tailwind of being added to the S&P 500 (and S&P Utilities index as well) during the year. Atmos shares benefitted from investor speculation of continued consolidation in the gas distribution business as three peer companies reached agreements to be acquired by large utilities for cash at significant premiums over the last twelve months. Cash drag was the leading detractor from relative performance. The underweight in Dominion Resources as compared to the benchmark hurt relative performance as well.

Asset Allocation as of 7/31/2016 (based on net assets)

Utilities	99.7%
Short Term Investment	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Performance as of 7/31/2016

	Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Utilities Index(1)

Since Inception(2)	30.85%	30.84%	27.79%

(1)	The S&P 500® Utilities Index is a free-float market capitalization-weighted index comprised of companies included in the S&P 500 utilities sector. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	September 23, 2015.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.reavesetfs.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”) Arca, ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Portfolio Summary (unaudited) (continued)
July 31, 2016

Reaves Utilities ETF (continued)

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Utilities Sector Concentration: The Fund’s investments are concentrated in the utilities sector and may present more risks than if the Fund were broadly diversified over numerous sectors of the economy.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the Fund’s NAV, which may increase the investor’s risk of loss.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Value of a $10,000 Investment Since Inception at Net Asset Value

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Shareholder Expense Examples (unaudited)
July 31, 2016

As a shareholder of the Fund, you incur ongoing costs, including sub-advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/01/16	Ending Account Value 7/31/16	Annualized Expense Ratios(2)	Expenses Paid During Period(2)
Reaves Utilities ETF
Actual	$1,000	$1,170.90	0.95%	$5.13
Hypothetical(1)	$1,000	$1,020.14	0.95%	$4.77

(1)	Assuming 5% return before expenses.
(2)	Expenses are calculated using the Fund’s annualized ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Schedule of Investments — Reaves Utilities ETF
July 31, 2016

Security Description	Shares	Value
Common Stocks — 99.7%
Utilities — 99.7%
American Water Works Co., Inc.	6,697	$553,038
Atmos Energy Corp.	7,071	564,195
Avangrid, Inc.	8,265	373,082
CMS Energy Corp.	12,807	578,620
DTE Energy Co.	8,663	844,816
Edison International	10,911	844,293
NextEra Energy Partners LP	10,571	330,132
NextEra Energy, Inc.	12,071	1,548,589
NiSource, Inc.	17,961	460,879
Pattern Energy Group, Inc.	21,143	515,255
PG&E Corp.	13,151	840,875
Pinnacle West Capital Corp.	4,896	386,148
Portland General Electric Co.	12,015	524,695
PPL Corp.	13,714	517,155
SCANA Corp.	8,487	636,016
Sempra Energy	8,047	900,298
Southern Co. (The)	23,563	1,260,620
WEC Energy Group, Inc.	8,879	576,336
Xcel Energy, Inc.	14,247	626,583

Total Common Stocks
(Cost $11,351,891)		$12,881,625

Security Description	Shares	Value
Short Term Investment — 0.8%
Money Market Fund — 0.8%

Morgan Stanley Institutional Liquidity Fund, Treasury Securities Portfolio 0.20%(1)
(Cost $98,149)	98,149	$98,149

TOTAL INVESTMENTS — 100.5%
(Cost $11,450,040)		12,979,774
Liabilities in Excess of Other Assets — (0.5)%		(61,396)
Net Assets — 100.0%		$12,918,378

(1)	Represents average annualized seven-day yield as of July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
July 31, 2016

Reaves Utilities ETF
Assets:
Investments, at cost	$11,450,040
Investments, at value	12,979,774
Receivables:
Dividends and interest receivable	10,639
Total Assets	12,990,413

Liabilities:
Payables:
Investment securities purchased	62,420
Sub-advisory fees	9,615
Total Liabilities	72,035
Net Assets	$12,918,378

Net Assets Consist of:
Paid-in capital	$11,166,230
Undistributed net investment income	27,479
Undistributed net realized gain on investments	194,935
Net unrealized appreciation on investments	1,529,734
Net Assets	$12,918,378
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	400,004
Net asset value per share	$32.30

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Period Ended July 31, 2016(1)

Reaves Utilities ETF
Investment Income:
Dividend income	$154,148
Interest Income	186
Total Investment Income	154,334

Expenses:
Sub-advisory fees	51,453
Tax expense	250
Total Expenses	51,703
Net Investment Income	102,631

Net Realized Gain on:
Investments	194,935
Total Net Realized Gain	194,935

Change in Net Unrealized Appreciation on:
Investments	1,529,734
Total Change in Net Unrealized Appreciation	1,529,734
Net Realized and Change in Unrealized Gain	1,724,669
Net Increase in Net Assets Resulting from Operations	$1,827,300

(1)	From September 23, 2015 (commencement of operations) through July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Reaves Utilities ETF
Increase (Decrease) in Net Assets Resulting from Operations:	For the Period September 23, 2015(1) Through July 31, 2016
Net investment income	$102,631
Net realized gain on investments	194,935
Net change in unrealized appreciation on investments	1,529,734
Net increase in net assets resulting from operations	1,827,300

Distributions to Shareholders from:
Net investment income	(75,402)
Total distributions	(75,402)

Shareholder Transactions:
Proceeds from shares sold	11,166,480
Increase in net assets	12,918,378

Net Assets:
Beginning of period	—
End of period	$12,918,378
Undistributed net investment income	$27,479

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	400,004
Shares outstanding, end of period	400,004

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Reaves Utilities ETF
	For the Period September 23, 2015(1) Through July 31, 2016
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income(2)	0.47
Net realized and unrealized gain on investments	7.19
Total from investment operations	7.66
Distribution from Net Investment Income	(0.36)
Net Asset Value, End of Period	$32.30
Net Asset Value Total Return(3)	30.85%
Net assets, end of period (000’s omitted)	$12,918

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.95	%(4)(7)
Net investment income	1.89	%(4)
Portfolio turnover rate(5)	46	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.
(7)	The ratio of expenses to average net assets include tax expense fees of less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
July 31, 2016

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seven separate investment portfolios. The financial statements for Reaves Utilities ETF (the “Fund”), a non-diversified series of the Trust, are presented herein. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)
July 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets
Level 1
Common Stocks	$12,881,625
Short Term Investment	98,149
Total	$12,979,774

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the period ended July 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by Reaves Asset Management, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

3. INVESTMENT MANAGEMENT AGREEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services of the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

The Advisory Agreement may be terminated on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders and on behalf of the Adviser, upon not less than 30 day’s written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the average daily net assets of the Fund. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or, extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)
July 31, 2016

The Fund does not pay directly for the services it receives from the Distributor, but rather the Fund’s Sub-Adviser has agreed to pay the Distributor’s fees under the Sub-Adviser’s unified fee arrangements with the Fund.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose the fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units”. Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund and a specified cash payment.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to July 31, 2016, the Fund had no accrued penalties or interest.

Notes to Financial Statements (continued)
July 31, 2016

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$11,450,480	$1,543,555	$(14,261)	$1,529,294

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and undistributed short-term capital gains treated as ordinary income for tax purposes. At July 31, 2016, the components of accumulated earnings/loss on a tax-basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
$222,854	$ —	$1,529,294	$1,752,148

The tax character of distributions paid during the period ended July 31, 2016:

2016
Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
$75,402	$ —

At July 31, 2016, for Federal income tax purposes, the Fund had no capital loss carryforwards available to offset future capital gains.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. At July 31, 2016, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Undistributed Net Realized Gain On Investments	Paid-In- Capital
$250	$ —	$(250)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended July 31, 2016 were as follows:

Purchases	Sales	Purchases In-Kind	Sales In-Kind
$2,976,878	$2,816,074	$11,001,613	$ —

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in Utility Sector Companies in the pursuit of its investment objectives. Fluctuations in this sector of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sector.

Notes to Financial Statements (continued)
July 31, 2016

9. 10% SHAREHOLDERS

As of July 31, 2016, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
91%	5

10. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm
July 31, 2016

To the Board of Trustees of ETFis Series Trust I and the Shareholders of Reaves Utilities ETF

We have audited the accompanying statement of assets and liabilities of Reaves Utilities ETF, a series of shares of beneficial interest in ETFis Series Trust I, including the schedule of investments, as of July 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period September 23, 2015 (commencement of operations) through July, 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Reaves Utilities ETF as of July 31, 2016, and the results of its operations, the changes in its net assets and its financial highlights for the period September 23, 2015 (commencement of operations) through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
September 28, 2016

Supplemental Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (collect) at (212) 593-4383.

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
James A. Simpson YOB: 1970	Trustee	Since Inception	President, ETP Resources, LLC (2009-Present) (a financial services consulting company)	Seven	Trustee, Virtus ETF Trust II, Nov. 2015-present
Robert S. Tull YOB: 1952	Trustee	Since Inception	Independent Consultant (2013-present); Chief Operating Officer, Factor Advisors, LLC (2010-2013); Chief Operating Officer, GlobalShares (2009-2010)	Seven	Trustee, Virtus ETF Trust II, Nov. 2015-present
Stephen O’Grady YOB: 1946	Trustee	Since September 2014	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	Seven	Trustee, Greenhaven Continuous Commodity ETF (GCC), January 2013-Dec. 2015; Trustee, Acacia Group LLC, June 2014- present; Trustee, Virtus ETF Trust II, Nov. 2015-present; Trustee, ETF Securities, Jan. 2015 to present
INTERESTED TRUSTEE**
William J. Smalley YOB: 1983	Trustee, President, Chief Executive Officer and Secretary	Since Inception	Executive Managing Director, Virtus ETF Solutions LLC (2012-Present); Managing Principal, ETF Distributors LLC (2012-Present); Vice President, Factor Advisors, LLC (2010- 2012); Vice President, MacroMarkets, LLC (2006-2010)	Seven	None
OTHER EXECUTIVE OFFICERS
Brinton W. Frith YOB: 1969	Treasurer and Chief Financial Officer	Since Inception	Managing Director, Virtus ETF Solutions LLC (2013-Present); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A
Nancy J. Engberg YOB: 1956	Chief Compliance Officer	Since Aug. 2015	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed- End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since Aug. 2015), ETFis Series Trust I; and Chief Compliance Officer (since Nov. 2015), Virtus ETF Trust II.	N/A	N/A
Matthew B. Brown YOB: 1977	Deputy Chief Compliance Officer	Since May 2015	Deputy Chief Compliance Officer, Virtus ETF Trust II; Executive Managing Director, Virtus ETF Solutions LLC (2012-Present); Managing Principal, ETF Distributors LLC (2012-Present); Director, Factor Advisors, LLC (2010-2012); Director of U.S. Operations, SPA ETFs (2009-2010)	N/A	N/A

The address for each Trustee and officer is 1540 Broadway, 16th Floor, New York, NY 10036. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees. For the period September 23, 2015 (commencement of operations) through July 31, 2016, the Fund paid the Board of Trustees an aggregate $5,116.

Supplemental Information (unaudited) (continued)

*	As of July 31, 2016, the Fund Complex consisted of seven portfolios, InfraCap MLP ETF, BioShares Biotechnology Products Fund, BioShares Biotechnology Clinical Trials Fund, Tuttle Tactical Management U.S. Core ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF and Reaves Utilities ETF.
**	Mr. Smalley is an Interested Trustee because he is an employee of the Adviser.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files it complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) Form N-Q. The Fund Form N-Q is available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.reavesetfs.com.

The Fund’s premium/discount information that is current as of the most recent month-end is available by visiting www.reavesetfs.com or by calling (888) 383-0553.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reavesetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2016, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

QDI	DRD
47%	51%

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(09/16)

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,000.00, $78,000.00 and $11,000.00 respectively, for the registrant’s fiscal years ended October 31, 2014, October 31, 2015 and July 31, 2016.

(b) Audit-Related Fees. No fees were billed in the registrant’s fiscal years ended October 31, 2014, October 31, 2015 and July 31, 2016 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0.00, $11,000.00 and $2,000.00 respectively, for the registrant’s fiscal years ended October 31, 2014, October 31, 2015 and July 31, 2016.

(d) All Other Fees. None.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the fiscal years ended October 31, 2014, October 31, 2015 and July 31, 2016, aggregate non-audit fees of $0.00, $11,000.00 and $2,000.00 respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in the either of the registrant’s last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has established a separately-designated standing audit committee comprised of all of the independent trustees of the board of trustees of the registrant. The members of the audit committee are Stephen G. O’Grady, James Simpson and Robert S. Tull.

Item 6. Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFis SERIES TRUST I

By:	/s/ William J. Smalley
William J. Smalley, President
(Principal Executive Officer)

Date: October 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Smalley
William J. Smalley, President
(Principal Executive Officer)

Date: October 7, 2016

By:	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer
(Principal Financial Officer)

Date: October 7, 2016